Condensed Financial Statements of Parent Company	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Statements of Parent Company
24.	ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY
Rules
12-04(a)
and
4-08(e)(3)
of Regulation
S-X
require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together are material to consolidated net assets as of the end of the most recently completed fiscal year.
The following condensed financial statements of the Parent Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Parent Company used the equity method to account for its investment in its subsidiaries and VIEs. Such investment is presented on the separate condensed balance sheets of the Parent Company as “Payables to subsidiaries and VIEs”. The Parent Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Parent Company’s share of income from its subsidiaries and VIEs is reported as share of income from subsidiaries and VIEs in the condensed financial statements.
The Parent Company is a Cayman Islands company and, therefore, is not subjected to income taxes for all years presented. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.
As of December 31, 2019, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Condensed Financial Information of the Parent Company
BALANCE SHEETS

	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2 (e))
ASSETS
Current assets:
Cash and cash equivalents	147,113	2,028	291
Amounts due from inter-company entities	675,199	892,324	128,174
Prepayments and other current assets	4,245	12,851	1,846
Short-term investment	205,895	139,524	20,041

Total current assets	1,032,452	1,046,727	150,352

Non-current assets:
Investment in equity fund	5,753	5,919	850

Total non-current assets	5,753	5,919	850

Total assets	1,038,205	1,052,646	151,202

LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)
Current liabilities:
Amounts due to inter-company entities	—	3,209	461
Accrued expenses and other current liabilities	4,017	1,618	232

Non-current liabilities:
Payables to subsidiaries and VIEs	815,294	1,369,890	196,771
Other non-current liabilities	—	2,734	393

Total liabilities	819,311	1,377,451	197,857

Commitments and contingencies
Shareholders’ equity (deficit)
Class A ordinary shares (US$0.001 par value; 57,956,630 shares authorized, 28,276,557 and 29,580,351 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	195	208	30
Class B ordinary shares (US$0.001 par value; 19,675,674 shares authorized, issued and outstanding as of December 31, 2018 and 2019, respectively)	121	121	17
Subscriptions receivable from founding shareholders	(122)	(122)	(17)
Treasury stock (US$0.001 par value; nil and 591,200 shares as of December 31, 2018 and December 31, 2019, respectively)	—	(10,730)	(1,541)
Additional paid-in capital	1,139,250	1,167,884	167,756
Accumulated other comprehensive loss	16,318	29,483	4,235
Accumulated deficit	(936,868)	(1,511,649)	(217,135)

Total shareholders’ equity (deficit)	218,894	(324,805)	(46,655)

Total liabilities and shareholders’ equity	1,038,205	1,052,646	151,202

STATEMENTS OF COMPREHENSIVE LOSS

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$ (Note 2 (e))
Operating expenses:
General and administrative expense	(158)	(5,807)	(11,787)	(1,693)

Total operating expenses	(158)	(5,807)	(11,787)	(1,693)

Loss from operations	(158)	(5,807)	(11,787)	(1,693)
Interest income	—	—	6,280	902
Investment income	—	48	87	14
Other loss, net	—	(1)	(46)	(7)
Loss from subsidiaries and VIEs	(242,602)	(482,306)	(569,315)	(81,779)

Loss before provision for income taxes	(242,760)	(488,066)	(574,781)	(82,563)
Provision for income taxes	—	—	—	—

Net loss	(242,760)	(488,066)	(574,781)	(82,563)
Series A Preferred share redemption value accretion	(3,105)	(1,978)	—	—
Series B Preferred share redemption value accretion	(12,565)	(10,140)	—	—
Series C Preferred share redemption value accretion	(11,147)	(15,899)	—	—

Net loss attributable to ordinary shareholders	(269,577)	(516,083)	(574,781)	(82,563)

Net loss	(242,760)	(488,066)	(574,781)	(82,563)
Other comprehensive income/(loss)
—Foreign currency translation adjustment, net of nil tax	(24,982)	16,403	13,165	1,891

Comprehensive loss	(267,742)	(471,663)	(561,616)	(80,672)

STATEMENTS OF CASH FLOWS

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$ (Note 2 (e))
Cash flows used in operating activities	(8,616)	(6,722)	(11,422)	(1,641)
Cash flows used in investing activities	(262,776)	(362,380)	(119,440)	(17,156)
Cash flows provided by financing activities	340,394	438,923	(16,344)	(2,348)
Effect of exchange rate changes on cash	(453)	360	2,121	305

Net (decrease)/increase in cash and cash equivalents	68,549	70,181	(145,085)	(20,840)
Cash and cash equivalents, beginning of year	8,383	76,932	147,113	21,131

Cash and cash equivalents, end of year	76,932	147,113	2,028	291